Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Dividend Opportunity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class A
Trading Symbol	INUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the
Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.40	12.10	8.37
Class A (including sales charges)	3.12	10.78	7.74
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Class C
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class C
Trading Symbol	ACUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period
presented
is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	8.56	11.29	7.56
Class C (including sales charges)	7.56	11.29	7.56
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional Class
Trading Symbol	CDOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in
the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results
most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc
.
, a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.66	12.39	8.64
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	RSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.69	12.44	8.70
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CDOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a pe rcenta ge of a $10,000 investment
Institutional 3 Class	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	9.78	12.49	8.76
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Class R
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class R
Trading Symbol	RSOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a pe rce ntage of a $10,000 investment
Class R	$ 130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	9.11	11.83	8.09
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (a)	6.83	9.25	8.23
(a)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year tran siti
on period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year tran siti
on period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha
nge.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

Columbia Dividend Opportunity Fund-Class S
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class S
Trading Symbol	CDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49 (a)	0.75% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positions in the materials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Philip Morris International, Inc., a tobacco and nicotine company, International Business Machines Corp., an information technology company, and Broadcom, Inc., a semiconductor company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer staples and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in Merck & Co., Inc., a health care company, PepsiCo, Inc., a food, snack and beverage company, and Target Corp., a general merchandise company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	9.57	12.13	8.39
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58
MSCI USA High Dividend Yield Index (Net) (b)	6.83	9.25	8.23
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inc
e
ption returns, if shown) include the returns of C
la
ss A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,066,758,424
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 13,627,946
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,066,758,424
Total number of portfolio holdings	88
Management services fees (represents 0.64% of Fund average net assets)	$ 13,627,946
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repr ese
nted as a perce
ntag
e of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.8%
JPMorgan Chase & Co.	3.5%
Philip Morris International, Inc.	2.9%
AbbVie, Inc.	2.8%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.3%
Goldman Sachs Group, Inc. (The)	2.4%
Coca-Cola Co. (The)	2.1%
Chevron Corp.	2.1%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.